UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-09123

AMIDEX™ FUNDS, INC.

 (Exact name of registrant as specified in charter)

970 Rittenhouse Road Eagleville PA	19403
(Address of principal executive offices)	(Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code: 610.666.8426

Date of fiscal year end:  05/31/2010

Date of reporting period: 11/30/2009

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders for the period ended November 30, 2009 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

SEMI-ANNUAL REPORT

November 30, 2009

AMIDEX
 M U T U A L   F U N D S

AMIDEX Funds, Inc.
c/o Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 at the beginning of the period (June 1, 2009) and held for the entire period of 06/01/09 through 11/30/09.  Please note however that this table is unaudited.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 06/01/09).  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Funds’ prospectus.

Expenses and Value of a $1,000 Investment for the six months ended November 30, 2009

Actual Fund Return (in parentheses)	Beginning Account Value 06/01/09	Ending Account Value 11/30/09	Expenses Paid During Period*

Amidex35TM Israel Mutual Fund No-Load Class (+21.04%)	$1,000.00	$1,210.40	$16.90
Amidex35TM Israel Mutual Fund Class A (+20.93%)	1,000.00	1,209.30	16.89
Amidex35TM Israel Mutual Fund Class C (+20.51%)	1,000.00	1,205.10	21.06
AmidexTM Cancer Innovations & Healthcare Fund Class A (+7.57%)	1,000.00	1,075.70	25.91

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited) (continued)

Hypothetical 5% Fund Return	Beginning Account Value 06/01/09	Ending Account Value 11/30/09	Expenses Paid During Period*

Amidex35TM Israel Mutual Fund No-Load Class	$1,000.00	$1,009.78	$15.37
Amidex35TM Israel Mutual Fund Class A	1,000.00	1,009.78	15.37
Amidex35TM Israel Mutual Fund Class C	1,000.00	1,005.97	19.16
AmidexTM Cancer Innovations & Healthcare Fund Class A	1,000.00	1,000.10	24.97

*Expenses are equal to the Funds’ annualized expense ratios of 3.05%, 3.05% and 3.81% for the Amidex35TM Israel Mutual Fund No-Load Class, Class A and Class C shares, respectively; and 4.98% for the AmidexTM Cancer Innovations & Healthcare Fund Class A shares, multiplied by the average account value over the period,  multiplied by 183/365 to reflect the one-half year period.

Total Fund operating expense ratios as stated in the current Fund prospectus dated September 30, 2009 were as follows:

AMIDEX35TM Israel Mutual Fund Class No-Load	3.27%
AMIDEX35TM Israel Mutual Fund Class A	3.26%
AMIDEX35TM Israel Mutual Fund Class C	4.01%
AMIDEXTM Cancer Innovations & Healthcare Fund Class A	5.13%

Total Gross Operating Expenses (Annualized) for the six month period ended November 30, 2009 were 3.05% for the AMIDEX35TM Israel Mutual Fund Class No-Load shares, 3.05% for the AMIDEX35TM Israel Mutual Fund Class A shares, 3.81% for the AMIDEX35TM Israel Mutual Fund Class C shares and 4.98% for the AMIDEXTM Cancer Innovations & Healthcare Fund Class A shares.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for expense related disclosure during the six month period ended November 30, 2009.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-888-876-3566.  Please read it carefully before you invest or send money.

AMIDEXTM Funds, Inc.
AMIDEX35TM ISRAEL MUTUAL FUND
SCHEDULE OF INVESTMENTS
November 30, 2009 (Unaudited)	SEMI-ANNUAL REPORT

	Shares	Fair Value
ISRAEL - 51.28%

COMMON STOCK - 51.28%

Banking & Insurance - 17.71%
Bank Hapoalim BM *	237,228	$921,615
Bank Leumi Le-Israel BM	245,616	1,023,752
Clal Insurance Enterprise Holdings Ltd. *	8,756	175,180
Harel Insurance Investments & Financial Services Ltd. *	3,000	146,082
Israel Discount Bank Ltd. *	147,810	316,845
Migdal Insurance & Financial Holdings Ltd. *	172,216	281,656
Mizrahi Tefahot Bank Ltd. *	38,915	342,941
		3,208,071

Chemicals - 13.99%
Israel Chemicals Ltd.	166,335	2,148,132
Makhteshim-Agan Industries Ltd.	79,487	387,054
		2,535,186

Diversified Holdings - 11.47%
Africa Israel Investments Ltd.	9,651	105,227
Clal Industries and Investments Ltd.	6,977	40,159
Delek Group Ltd.	1,564	275,036
Delek Real Estate Ltd. *	11,011	10,367
Discount Investment Corp.	11,860	269,861
Gazit-Globe Ltd.	15,000	142,509
IDB Holding Corp. Ltd.	3,248	84,778
Israel Corp. Ltd. *	1,388	1,022,992
Kardan NV *	6,600	43,055
Koor Industries Ltd.	3,000	83,759
		2,077,743

Food - 2.50%
Osem Investments Ltd.	19,084	256,056
Strauss Group Ltd.	14,000	196,364
		452,420

Lodging - 0.01%
DAN Hotels Corp. Ltd.	559	2,448

Oil & Gas - 0.74%
Oil Refineries Ltd. *	260,000	134,242

Telecommunications - 4.86%
Bezeq Israeli Telecommunication Corp. Ltd.	387,390	880,642

TOTAL COMMON STOCK (Cost $5,412,276)		9,290,752

TOTAL ISRAEL (Cost $5,412,276)		$9,290,752

AMIDEXTM Funds, Inc.
AMIDEX35TM ISRAEL MUTUAL FUND
SCHEDULE OF INVESTMENTS
November 30, 2009 (Unaudited)	SEMI-ANNUAL REPORT

	Shares	Fair Value
UNITED STATES - 48.62%

COMMON STOCK - 37.54%

Computer Hardware/Software - 6.90%
Check Point Software Technologies Ltd. *	33,695	$1,064,425
Electronics for Imaging, Inc. *	8,428	101,220
Verint Systems, Inc. *	5,000	84,650
		1,250,295

Defense Equipment - 1.75%
Elbit Systems Ltd.	5,198	317,130

Electronics - 0.34%
Orbotech Ltd. *	6,382	62,416

Medical Products - 0.66%
Given Imaging Ltd.	4,010	68,651
Syneron Medical Ltd. *	5,000	50,000
		118,651

Pharmaceuticals - 13.35%
Teva Pharmaceutical Industries Ltd. - ADR	45,816	2,418,627

Semiconductors - 0.37%
Zoran Corp. *	7,300	66,722

Telecommunications - 12.81%
Alvarion Ltd. *	11,000	42,570
Amdocs Ltd. *	30,803	814,123
Cellcom Israel Ltd.	11,500	356,615
Comverse Technology, Inc. *	25,377	223,318
Nice Systems Ltd. - ADR *	9,000	272,790
Partner Communications Co. Ltd. - ADR	33,100	610,695
		2,320,111

Utilities - 1.36%
Ormat Technologies, Inc.	6,000	247,020

TOTAL COMMON STOCK (Cost $8,176,419)		$6,800,972

AMIDEXTM Funds, Inc.
AMIDEX35TM ISRAEL MUTUAL FUND
SCHEDULE OF INVESTMENTS
November 30, 2009 (Unaudited)	SEMI-ANNUAL REPORT

	Shares	Fair Value
UNITED STATES - 48.62% (continued)

SHORT-TERM INVESTMENTS - 11.08%
Fidelity Institutional Money Market Fund, 0.22% ** (Cost $2,007,724)	2,007,724	$2,007,724

TOTAL UNITED STATES (Cost $10,184,143)		8,808,696

TOTAL INVESTMENTS (Cost $15,596,419) - 99.90%		$18,099,448
OTHER ASSETS IN EXCESS OF LIABILITIES , NET - 0.10%		18,842
NET ASSETS - 100%		$18,118,290

*	Non-income producing security.
**	Rate shown represents the rate at November 30, 2009, is subject to change and resets daily.
ADR -	American Depository Receipt.
BM -	Beeravon Mugbal (Limited)

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.
AMIDEXTM CANCER INNOVATIONS & HEALTHCARE FUND
SCHEDULE OF INVESTMENTS
November 30, 2009 (Unaudited)	SEMI-ANNUAL REPORT

	Shares	Fair Value
COMMON STOCK - 52.69%

Biotechnology - 20.35%
Amgen, Inc. *	325	$18,314
Biogen Idec, Inc. *	475	22,296
Celgene Corp. *	600	33,270
Cell Therapeutics, Inc. *	2	2
Enzon Pharmaceuticals, Inc. *	100	971
Facet Biotech Corp. *	100	1,642
Genzyme Corp. *	346	17,542
Gilead Sciences, Inc. *	900	41,445
Human Genome Sciences, Inc. *	600	16,692
Immunomedics, Inc. *	100	310
Myriad Genetics, Inc. *	200	4,624
PDL BioPharma, Inc.	500	3,250
Vertex Pharmaceuticals, Inc. *	200	7,764
		168,122

Healthcare Products - 8.94%
Beckman Coulter, Inc.	200	12,992
Hologic, Inc. *	416	6,020
Johnson & Johnson	500	31,420
Varian Medical Systems, Inc. *	500	23,370
		73,802

Pharmaceuticals - 23.40%
Abbott Laboratories	400	21,796
AstraZeneca Plc. - ADR	600	26,898
Bristol-Myers Squibb Co.	800	20,248
Elan Corp. Plc. - ADR *	100	632
Eli Lilly & Co.	400	14,692
GlaxoSmithKline Plc. - ADR	500	20,735
Merck & Co., Inc.	746	27,013
Myriad Pharmaceuticals, Inc. *	50	251
Novartis AG - ADR	450	25,020
Pfizer, Inc.	1,542	28,018
QLT, Inc. *	300	1,494
Valeant Pharmaceuticals International *	200	6,538
		193,335

TOTAL COMMON STOCK (Cost $445,231)		435,259

SHORT-TERM INVESTMENTS - 47.31%
Fidelity Institutional Money Market Fund, 0.22% ** (Cost $390,849)	390,849	$390,849

TOTAL INVESTMENTS (Cost $836,080) - 100.00%		$826,108
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.00%)		(30)
NET ASSETS - 100%		$826,078

*	Non-income producing security.
**	Rate shown represents the rate at November 30, 2009, is subject to change and resets daily.
ADR -	American Depository Receipt

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES - November 30, 2009 (Unaudited)

AMIDEX35TM
Israel Mutual Fund
Assets:
Investments, at fair value (cost: $15,596,419)	$18,099,448
Receivables:
Dividends	47,084
Interest	394
Fund shares sold	11,550
Prepaid expenses	31,223
Total assets	18,189,699

Liabilities:
Payables:
Fund shares purchased	11,444
Investment advisory and administrative fees	12,581
Distribution fees	9,774
Fund accounting and transfer agency fees	10,645
Other liabilities and accrued expenses	26,965
Total liabilities	71,409
Net Assets	$18,118,290

Net Assets consist of:
Common stock	$137
Additional paid-in capital	23,295,366
Accumulated net investment loss	(52,284)
Accumulated realized loss on investments	(7,628,012)
Net unrealized appreciation on investments	2,503,083

Total Net Assets (1,365,994 shares outstanding; 500,000,000 shares of $0.0001 par value authorized in the aggregate for both the AMIDEX35TM Israel Mutual Fund and the AMIDEXTM Cancer Innovations & Healthcare Fund)	$18,118,290

No-load class shares:
Net Assets applicable to 966,664 shares outstanding	$14,012,667
Net Asset Value, and offering price per share	$14.50

Minimum Redemption price per share No-load class 1	$14.21

Class A shares:
Net Assets applicable to 284,930 shares outstanding	$3,178,227
Net Asset Value and redemption price per share	$11.15

Maximum Offering price per share Class A 2	$11.80

Class C shares:
Net Assets applicable to 114,400 shares outstanding	$927,396
Net Asset Value and offering price per share	$8.11

Minimum Redemption price per share Class C 3	$8.03

1	A redemption fee of 2.00% is imposed on redemptions occurring within 365 days of purchase.
2	A maximum sales charge of 5.50% is imposed on Class A shares.
3	A contingent deferred sales charge ("CDSC") of 1.00% is imposed in the event of certain redemption transactions within thirteen months following such investments.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES - November 30, 2009 (Unaudited)

AMIDEXTM Cancer
Innovations
& Healthcare Fund
Assets:
Investments, at fair value (cost: $836,080)	$826,108
Receivables:
Dividends	1,768
Interest	75
Prepaid expenses	4,160
Total assets	832,111

Liabilities:
Payables:
Investment advisory and administrative fees	605
Distribution fees	256
Fund accounting and transfer agency fees	489
Other liabilities and accrued expenses	4,683
Total liabilities	6,033
Net Assets	$826,078

Net Assets consist of:
Common stock	$11
Additional paid-in capital	789,725
Accumulated net investment loss	(14,783)
Accumulated undistributed realized gain on investments	61,097
Net unrealized depreciation on investments	(9,972)

Total Net Assets (113,875 shares outstanding; 500,000,000 shares of $0.0001 par value authorized in the aggregate for both the AMIDEX35TM Israel Mutual Fund and the AMIDEXTM Cancer Innovations & Healthcare Fund)	$826,078

Class A shares:
Net Assets applicable to 113,875 shares outstanding	$826,078
Net Asset Value and redemption price per share	$7.25

Maximum Offering price per share Class A 1	$7.67

1	A maximum sales charge of 5.50% is imposed on Class A shares.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT
STATEMENT OF OPERATIONS (Unaudited)

AMIDEX35TM
Israel Mutual Fund

For the Six Months Ended
November 30, 2009

Investment income:
Dividends (net of foreign withholding taxes of $47,776)	$198,053
Interest	3,315
Total investment income	201,368

Expenses:
Investment advisory fees	65,273
Distribution fees - No-load Class	15,786
Distribution fees - Class A	3,550
Distribution fees - Class C	4,246
Fund accounting and transfer agent fees	63,011
Legal fees	19,084
Audit fees	15,989
Registration fees	15,786
Miscellaneous	12,645
Custody fees	10,470
Insurance fees	8,467
Administrative fees	8,159
Out of pocket expenses	5,393
Pricing fees	2,222
Trustee fees	2,182
Total expenses	252,263

Net investment loss	(50,895)

Realized and unrealized gain (loss) on investments:
Net realized loss on investments	(293)
Net change in unrealized appreciation on investments	3,103,808
Net realized and unrealized gain on investments	3,103,515

Net increase in net assets resulting from operations	$3,052,620

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT
STATEMENT OF OPERATIONS (Unaudited)

AMIDEXTM Cancer Innovations
& Healthcare Fund

For the Six Months Ended
November 30, 2009

Investment income:
Dividends	$4,629
Interest	856
Total investment income	5,485

Expenses:
Investment advisory fees	3,259
Distribution fees - Class A	1,018
Fund accounting and transfer agent fees	3,169
Custody fees	3,055
Registration fees	3,022
Audit fees	1,936
Pricing fees	1,524
Legal fees	963
Miscellaneous	844
Out of pocket expenses	494
Insurance fees	465
Administrative fees	407
Trustee fees	112
Total expenses	20,268

Net investment loss	(14,783)

Realized and unrealized gain on investments:
Net realized gain on investments	124
Net change in unrealized appreciation on investments	74,789
Net realized and unrealized gain on investments	74,913

Net increase in net assets resulting from operations	$60,130

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

	AMIDEX35TM Israel Mutual Fund

	For the	For the
	Six Months Ended	Year Ended
	November 30, 2009	May 31, 2009
Increase (Decrease) in Net Assets	(Unaudited)
Operations:
Net investment loss	$(50,895)	$(73,915)
Net realized loss on investments	(293)	(669,576)
Net change in unrealized appreciation (depreciation) on investments	3,103,808	(6,821,028)
Net increase (decrease) in net assets resulting from operations	3,052,620	(7,564,519)

Increase in net assets from Fund share transactions (Note 2)	838,574	224,117

Total increase (decrease) in net assets	3,891,194	(7,340,402)

Net Assets:
Beginning of period	14,227,096	21,567,498
End of period	$18,118,290	$14,227,096
Accumulated undistributed net investment loss	$(52,284)	$(1,389)

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

	AMIDEXTM Cancer Innovations & Healthcare Fund

	For the	For the
	Six Months Ended	Year Ended
	November 30, 2009	May 31, 2009
Increase (Decrease) in Net Assets	(Unaudited)
Operations:
Net investment loss	$(14,783)	$(26,886)
Net realized gain on investments	124	60,973
Net change in unrealized appreciation (depreciation) on investments	74,789	(117,489)
Net increase (decrease) in net assets resulting from operations	60,130	(83,402)

Distributions to shareholders from:
Net realized gain	-	(73,614)

Increase (decrease) in net assets from Fund share transactions (Note 2)	(52,455)	302,383

Total increase in net assets	7,675	145,367

Net Assets:
Beginning of period	818,403	673,036
End of period	$826,078	$818,403
Accumulated undistributed net investment loss	$(14,783)	$-

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Fiscal Year or Period

	AMIDEX35TM Israel Mutual Fund
	No-Load Class

	Six Months For the Ended November 30, 2009		For the Year Ended May 31, 2009	For the Year Ended May 31, 2008	For the Year Ended May 31, 2007	For the Year Ended May 31, 2006	For the Year Ended May 31, 2005
	(Unaudited)
Net Asset Value, Beginning of Year or Period	$11.98		$17.80	$15.19	$11.66	$10.56	$9.29

Investment Operations:
Net investment income (loss) (a)	(0.04)		(0.06)	- (b)	(0.01)	(0.17)	(0.15)
Net realized and unrealized gain (loss) on investments	2.56		(5.78)	2.60	3.54	1.27	1.42
Total from investment operations	2.52		(5.84)	2.60	3.53	1.10	1.27

Distributions:
From net investment income	-		-	(0.01)	-	-	-
Total distributions	-		-	(0.01)	-	-	-

Paid in capital from redemption fees	-	(c)	0.02	0.02	- (c)	- (c)	- (c)

Net Asset Value, End of Year or Period	$14.50		$11.98	$17.80	$15.19	$11.66	$10.56

Total Return (d)	21.04	%(e)	(32.70)%	17.24%	30.27%	10.42%	13.67%

Ratios/Supplemental Data
Net assets, end of year or period (in 000's)	$14,013		$11,088	$16,517	$13,388	$9,409	$9,489
Ratio of expenses to average net assets:	3.05	%(f)	3.24%	2.94%	3.40%	3.39%	3.53%
Ratio of net investment income (loss) to average net assets:	(0.58	)%(f)	(0.47)%	0.02%	(0.07)%	(1.53)%	(1.61)%
Portfolio turnover rate	0.00%		2.08%	1.07%	6.31%	0.00%	10.39%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)	Net investment income per share resulted in less than $0.01 per share.
(c)	Redemption fees resulted in less than $0.01 per share.
(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(e)	Aggregate total return, not annualized.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Fiscal Year or Period

	AMIDEX35TM Israel Mutual Fund
	Class A

	For the Six Months Ended November 30, 2009		For the Year Ended May 31, 2009	For the Year Ended May 31, 2008	For the Year Ended May 31, 2007	For the Year Ended May 31, 2006	For the Year Ended May 31, 2005
	(Unaudited)
Net Asset Value, Beginning of Year or Period	$9.22		$13.73	$11.75	$9.02	$8.17	$7.20

Investment Operations:
Net investment income (loss) (a)	(0.03)		(0.04)	- (b)	0.01	(0.13)	(0.12)
Net realized and unrealized gain (loss) on investments	1.96		(4.47)	2.00	2.72	0.98	1.09
Total from investment operations	1.93		(4.51)	2.00	2.73	0.85	0.97

Distributions:
From net investment income	-		-	(0.02)	-	-	-
Total distributions	-		-	(0.02)	-	-	-

Net Asset Value, End of Year or Period	$11.15		$9.22	$13.73	$11.75	$9.02	$8.17

Total Return (c)	20.93	%(d)	(32.85)%	17.05%	30.27%	10.40%	13.47%

Ratios/Supplemental Data
Net assets, end of year or period (in 000's)	$3,178		$2,393	$3,771	$2,555	$2,899	$2,236
Ratio of expenses to average net assets:	3.05	%(e)	3.23%	2.93%	3.38%	3.40%	3.50%
Ratio of net investment income (loss) to average net assets:	(0.59	)%(e)	(0.48)%	0.00%	0.11%	(1.50)%	(1.61)%
Portfolio turnover rate	0.00%		2.08%	1.07%	6.31%	0.00%	10.39%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)	Net investment income per share resulted in less than $0.01 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d)	Aggregate total return, not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Fiscal Year or Period

	AMIDEX35TM Israel Mutual Fund
	Class C

	For the Six Months Ended November 30, 2009		For the Year Ended May 31, 2009	For the Year Ended May 31, 2008	For the Year Ended May 31, 2007	For the Year Ended May 31, 2006	For the Year Ended May 31, 2005
	(Unaudited)
Net Asset Value, Beginning of Year or Period	$6.73		$10.09	$8.68	$6.71	$6.13	$5.44

Investment Operations:
Net investment loss (a)	(0.05)		(0.08)	(0.07)	(0.06)	(0.15)	(0.14)
Net realized and unrealized gain (loss) on investments	1.43		(3.28)	1.48	2.03	0.73	0.83
Total from investment operations	1.38		(3.36)	1.41	1.97	0.58	0.69

Net Asset Value, End of Year or Period	$8.11		$6.73	$10.09	$8.68	$6.71	$6.13

Total Return (b)	20.51	%(c)	(33.30)%	16.24%	29.36%	9.46%	12.68%

Ratios/Supplemental Data
Net assets, end of year or period (in 000's)	$927		$746	$1,279	$878	$743	$645
Ratio of expenses to average net assets:	3.81	%(d)	3.98%	3.69%	4.15%	4.15%	4.29%
Ratio of net investment loss to average net assets:	(1.33	)%(d)	(1.23)%	(0.75)%	(0.88)%	(2.28)%	(2.51)%
Portfolio turnover rate	0.00%		2.08%	1.07%	6.31%	0.00%	10.39%

(a)	Net investment loss per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c)	Aggregate total return, not annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Fiscal Year or Period

	AMIDEXTM Cancer Innovations & Healthcare Fund
	Class A

	For the Six Months Ended November 30, 2009		For the Year Ended May 31, 2009	For the Year Ended May 31, 2008	For the Year Ended May 31, 2007	For the Year Ended May 31, 2006	For the Year Ended May 31, 2005
	(Unaudited)
Net Asset Value, Beginning of Year or Period	$6.74		$7.89	$11.67	$10.95	$10.55	$10.32

Investment Operations:
Net investment loss (a)	(0.13)		(0.23)	(0.35)	(0.38)	(0.36)	(0.32)
Net realized and unrealized gain (loss) on investments	0.64		(0.33)	(0.43)	1.71	0.76	0.69
Total from investment operations	0.51		(0.56)	(0.78)	1.33	0.40	0.37

Distributions:
From net realized capital gain	-		(0.59)	(3.00)	(0.61)	-	(0.14)
Total distributions	-		(0.59)	(3.00)	(0.61)	-	(0.14)

Net Asset Value, End of Year or Period	$7.25		$6.74	$7.89	$11.67	$10.95	$10.55

Total Return (b)	7.57	%(c)	(7.17)%	(7.48)%	12.62%	3.79%	3.75%

Ratios/Supplemental Data
Net assets, end of year or period (in 000's)	$826		$818	$673	$878	$1,089	$1,064
Ratio of expenses to average net assets:	4.98	%(d)	5.02%	5.48%	4.66%	4.46%	4.45%
Ratio of net investment loss to average net assets:	(3.63	)%(d)	(3.17)%	(3.62)%	(3.40)%	(3.26)%	(3.33)%
Portfolio turnover rate	6.15%		0.00%	1.42%	0.00%	12.42%	2.14%

(a)	Net investment loss per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c)	Aggregate total return, not annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2009 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AMIDEXTM Funds, Inc. (the "Company") was incorporated under the laws of the state of Maryland on April 27, 1999, and currently consists of two active portfolios, the AMIDEX35TM Israel Mutual Fund, and the AMIDEXTM Cancer Innovations & Healthcare Fund (each a "Fund" and collectively the "Funds").   The Funds are non-diversified Funds.  As non-diversified Funds, they may invest a significant portion of their assets in a small number of companies.  The Company is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act").  The Funds were registered to offer four classes of shares, Class A, Class B, Class C and No-load class, with only the Class A, Class C and No-load shares currently being offered in the AMIDEX35 TM Israel Mutual Fund and only Class A shares being offered in the AMIDEXTM Cancer Innovations & Healthcare Fund.  Each class differs as to sales and redemption charges, minimum investment amounts and ongoing fees.  Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.  The Funds’ investment objectives are long term growth of capital. The AMIDEX35TM Israel Mutual Fund became effective with the SEC on April 27, 1999 and commenced operations on June 8, 1999.  The AMIDEXTM Cancer Innovations & Healthcare Fund became effective with the SEC on August 1, 2001 and commenced operations on November 1, 2001.

The following is a summary of significant accounting policies consistently followed by the Funds.  The policies are in conformity with accounting principles generally accepted in the United States of America.

a)      Investment Valuation—A portfolio security listed or traded on an exchange in domestic or international markets is valued at the last reported sale price of the primary exchange on which it trades before the time when the Funds value assets.  Lacking any sales on the principal exchange that day, the security is valued at the mean between the last reported bid and ask prices, if available.  Securities traded on more than one market are valued using the market identified as primary based on trading volume and activity. Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price.  If there are no sales that day, such securities will be valued at the mean between the bid and ask quotation, if available.  Other over-the-counter securities are valued at the last sale price, if published, or the mean between the last bid and ask quotation, if available.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below.  Debt securities with maturities of sixty days or less at the time of purchase are valued based on amortized cost which approximates fair value and would be categorized as level 2.  Money market funds are valued at their asset value of $1.00 per share and are categorized as level 1.  If market quotations are not readily available, or when the portfolio management team believes that a readily available market quotation or other valuation produced by the Funds' valuation policies is not reliable, the Funds value the assets at fair value using procedures established by the Board of Directors.  The Board members have delegated pricing authority to the fair valuation committee of the adviser, for certain pricing issues, as defined in the valuation procedures.  Events affecting the value of securities that occur between the time prices are established and the New York Stock Exchange closes are not reflected in the calculation of net asset value unless the fair valuation committee decides that the event would materially affect the net asset value.  If the event would materially affect the Funds' net asset values, the security will be fair valued by the fair valuation committee or, at its discretion, by an independent fair valuation vendor.  As of and during the period ended November 30, 2009, no securities were valued as determined by the Board of Directors.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820 (formerly FASB Statement No. 157), the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2009 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

The following is a summary of the inputs used, as of November 30, 2009 in valuing the Funds’ investments carried at fair value:

Security Classification (a)	AMIDEX35TM Israel Mutual Fund	AMIDEXTM Cancer Innovations & Healthcare Fund
Level 1
Common Stock (b)	$16,091,724	$435,259
Short-Term Investments	2,007,724	390,849
Total Level 1	$18,099,448	$826,108

Level 2	$-	$-

Level 3	$-	$-

Total Investments	$18,099,448	$826,108

(a)
As of and during the six month period ended November 30, 2009, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs).  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.

b)     Foreign Currency Translation—Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.  The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.  Such changes are included in net realized and unrealized gain or loss from investments.  Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c)     Federal Income Taxes—No provision for federal income taxes has been made since the AMIDEX35TM Israel Mutual Fund and the AMIDEXTM Cancer Innovations & Healthcare Fund have complied to date with sub-chapter M of the Internal Revenue Code applicable to regulated investment companies and intend to so comply in the future and to distribute all of their net investment income and realized capital gains to their shareholders.

        The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions in the open tax years of 2006, 2007 and 2008 and during the year ended May 31, 2009 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and Maryland.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations.  During the period ended November 30, 2009, the Funds did not incur any interest or penalties.

d)  Distributions to Shareholders—Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.  Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  Accounting principles generally accepted in the United States of America require that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gain.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2009 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

e)      Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

f)     Redemption fees and sales charges (loads)—Shareholders of AMIDEX35 TM Israel Mutual Fund No-load shares that redeem shares within 365 days of purchase will be assessed a redemption fee of 2.00% of the amount redeemed.  The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Fund.  A maximum sales charge of 5.50% is imposed on Class A shares of the AMIDEX35 TM Israel Mutual Fund and the AMIDEXTM Cancer Innovations & Healthcare Fund.  Shareholders of the AMIDEX35 TM Israel Mutual Fund Class C shares are imposed a contingent deferred sales charge ("CDSC") of 1.00% in the event of certain redemption transactions within thirteen months following such investments.  The CDSC is paid directly to the Adviser to reimburse expenses incurred in providing distribution-related services to the Fund.  For the six months ended November 30, 2009, there were redemption fees of $3,511 paid to the AMIDEX35 TM Israel Mutual Fund and CDSC fees of $19 paid to the Adviser.

g)      Expenses—Expenses incurred by the Company that do not relate to a specific Fund of the Company are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis as determined by the Board of Directors.

h)      Other—Investment and shareholder transactions are recorded on trade date.  The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

2.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the AMIDEX35TM Israel Mutual Fund for the six months ended November 30, 2009 were as follows:

	No-Load
	Shares	Amount
Sold	80,785	$1,086,679
Redeemed	(39,788)	(529,979)
Net Increase	40,997	$556,700

	Class A
	Shares	Amount
Sold	50,974	$534,087
Redeemed	(25,589)	(274,693)
Net Increase	25,385	$259,394

	Class C
	Shares	Amount
Sold	15,464	$117,175
Redeemed	(12,005)	(94,695)
Net Increase	3,459	$22,480

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2009 (Unaudited)

2.	CAPITAL SHARE TRANSACTIONS (continued)

Transactions in shares of the AMIDEXTM Cancer Innovations & Healthcare Fund for the six months ended November 30, 2009 were as follows:

	Class A
	Shares	Amount
Sold	1,201	$8,276
Redeemed	(8,823)	(60,733)
Net Decrease	(7,622)	$(52,455)

Transactions in shares of capital stock for the AMIDEX35TM Israel Mutual Fund for the year ended May 31, 2009 were as follows:

	No-Load
	Shares	Amount
Sold	203,183	$2,702,327
Redeemed	(205,314)	(2,331,691)
Net Increase (Decrease)	(2,131)	$370,636

	Class A
	Shares	Amount
Sold	152,418	$1,255,421
Redeemed	(167,473)	(1,313,801)
Net Decrease	(15,055)	$(58,380)

	Class C
	Shares	Amount
Sold	30,706	$256,462
Redeemed	(46,527)	(344,601)
Net Decrease	(15,821)	$(88,139)

Transactions in shares of the AMIDEXTM Cancer Innovations & Healthcare Fund for the year ended May 31, 2009 were as follows:

	Class A
	Shares	Amount
Sold	87,803	$681,660
Reinvested	5,161	35,406
Redeemed	(56,788)	(414,683)
Net Increase	36,176	$302,383

3.	INVESTMENT TRANSACTIONS

For the six months ended November 30, 2009, aggregate purchases and sales of investment securities (excluding short-term investments) for each Fund were as follows:

	Purchases	Sales
AMIDEX35TM Israel Mutual Fund	$-	$-
AMIDEXTM Cancer Innovations & Healthcare Fund	25,772	51,782

There were no government securities purchased or sold during the year.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2009 (Unaudited)

4.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

Effective October 1, 2003, the Funds have entered into an Advisory Agreement with Index Investments, LLC ("II") to provide investment management services to the Funds.  II furnishes, at its own expense, office space to the Funds and all necessary office facilities, equipment and personnel for managing the assets of the Funds.  II also pays all expenses of marketing shares of the Funds and related bookkeeping.  Pursuant to the Advisory Agreement, II is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.80% as applied to the Funds’ daily net assets.  For the six months ended November 30, 2009, the AMIDEX35TM Israel Mutual Fund incurred $65,273 of advisory fees, with $11,104 remaining payable at November 30, 2009.  For the six months ended November 30, 2009, the AMIDEXTM Cancer Innovations & Healthcare Fund incurred $3,259 of advisory fees, with $538 remaining payable at November 30, 2009.

Effective October 1, 2003, the Funds have entered into an Administrative Services Agreement ("ASA") with II to provide administrative services to the Funds.  Pursuant to the ASA, II is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.10% as applied to the Funds’ daily net assets.  For the six months ended November 30, 2009, the AMIDEX35TM Israel Mutual Fund incurred $8,159 of administrative fees, with $1,477 remaining payable at November 30, 2009.  For the six months ended November 30, 2009, the AMIDEXTM Cancer Innovations & Healthcare Fund incurred $407 of administrative fees, with $67 remaining payable at November 30, 2009.

One director of the Funds is also an Officer of II.

The Funds have entered into an Investment Company Services Agreement ("ICSA") with Matrix Capital Group, Inc. ("Matrix").  Pursuant to the ICSA, Matrix will provide day-to-day operational services to the Funds including, but not limited to, accounting, administrative, transfer agent, dividend disbursement, registrar and record keeping services.  For its services, Matrix receives $11,000 per month which is allocated to the Funds based on their respective average daily net assets.  For the six months ended November 30, 2009, Matrix earned $63,011 with $10,645 remaining payable at November 30, 2009 from the AMIDEX35TM Israel Mutual Fund.  For the six months ended November 30, 2009, Matrix earned $3,169 with $489 remaining payable at November 30, 2009 from the AMIDEXTM Cancer Innovations & Healthcare Fund.

Certain Officers of the Funds are also employees of Matrix.

The Funds and II have entered into a Distribution Agreement with Matrix Capital Group, Inc.  Pursuant to the Distribution Agreement, Matrix will provide distribution services to the Funds.  Matrix serves as underwriter/distributor of the Funds.  Pursuant to the Distribution Agreement, Matrix receives $20,000 per year from the Funds allocated based on their respective average daily net assets.  Matrix also receives commissions from the sale of Class A Fund shares for which they are the broker of record.  The allocated distribution fees are reduced by the amount of commissions received and the remainder is paid from the accruals pursuant to Rule 12b-1 under the Investment Company Act of 1940.  For the six months ended November 30, 2009, Matrix received net distribution fees of $8,101 and $343 from the AMIDEX35TM Israel Mutual Fund and the AMIDEXTM Cancer Innovations & Healthcare Fund, respectively.  For the six months ended November 30, 2009, Matrix received commissions from the sale of Fund shares of $1,429 and $127 from the AMIDEX35TM Israel Mutual Fund Class A and the AMIDEXTM Cancer Innovations & Healthcare Fund Class A, respectively.

A separate plan of distribution has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares.  With respect to Class A and the No-load class of shares, the plan provides that the Funds may pay a servicing or Rule 12b-1 fee of up to 0.25% annually of the Funds' average net assets attributable to each class of shares, respectively, and up to 1.00% annually of the Funds’ average net assets attributable to Class C shares to persons or institutions for performing certain servicing functions for the Funds' shareholders.  The distribution plans are compensation plans, which also allow the Funds to pay or reimburse expenditures in connection with sales, and promotional services related to distribution of the Funds' shares, including personal services provided to prospective and existing shareholders.

The distribution plans for the shares in the AMIDEX35TM Israel Mutual Fund Class A, the No-load class and Class C took effect November 19, 1999, June 8, 1999 and May 19, 2000, respectively.  The distribution plan for the Class A shares in the AMIDEXTM Cancer Innovations & Healthcare Fund took effect November 1, 2001.  For the six months ended November 30, 2009, the AMIDEX35TM Israel Mutual Fund incurred $23,582 in 12b-1 fees with $9,774 remaining payable at November 30, 2009.  For the six months ended November 30, 2009, the AMIDEXTM Cancer Innovations & Healthcare Fund incurred $1,018 in 12b-1 fees with $256 remaining payable at November 30, 2009.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2009 (Unaudited)

5.	TAX MATTERS

The tax character of distributions paid for the years ended May 31, 2009 and May 31, 2008 were as follows:

Fund	Ordinary Income		Long-Term Capital Gains
	2009	2008	2009	2008
AMIDEX35TM Israel Mutual Fund	$-	$12,529	$-	$-
AMIDEXTM Cancer Innovations & Healthcare Fund	-	-	73,614	167,180

There were no distributions paid during the six months ended November 30, 2009.

For U.S. Federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at November 30, 2009 were as follows:

Fund	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation (Depreciation)
AMIDEX35TM Israel Mutual Fund	$16,367,453	$6,994,884	$(5,262,889)	$1,731,995
AMIDEXTM Cancer Innovations & Healthcare Fund	$836,080	$89,697	$(99,669)	$(9,972)

The difference between book basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales for the AMIDEX35TM Israel Mutual Fund.

The Funds’ distributable earnings on a tax basis are determined only at the end of each fiscal year.  As of May 31, 2009, the Funds’ most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

	AMIDEX35TM Israel Mutual Fund	AMIDEXTM Cancer Innovations & Healthcare Fund
Unrealized Depreciation	$(1,371,759)	$(84,761)
Capital Loss Carryforwards	(6,463,455)	-
Post-October Capital Loss	(393,230)	-
Post-October Currency Loss	(1,389)	-
Undistributed Capital Gains	-	60,973
Total Distributable Earnings, Net	$(8,229,833)	$(23,788)

The undistributed capital gains, carryforward losses and post-October losses shown above differ from corresponding accumulated net investment loss and accumulated net realized gain (loss) figures reported in the statements of asset and liabilities due to differing book/tax treatment of short-term capital gains, and certain temporary book/tax differences due to the tax deferral of post-October losses and wash sales.

Under current tax law, net capital losses realized after October 31st may be deferred and treated as occurring on the first day of the following fiscal year.  As of May 31, 2009, the AMIDEX35 TM Israel Mutual Fund has elected to defer net capital losses as indicated in the chart below.

	Post-October Losses
Fund	Deferred	Utilized
AMIDEX35TM Israel Mutual Fund	$394,619	$-

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2009 (Unaudited)

5.	TAX MATTERS (continued)

As of May 31, 2009 the Funds had capital loss carryforwards available for federal income tax purposes as follows:

		AMIDEX35TM Israel Mutual Fund	AMIDEXTM Cancer Innovations & Healthcare Fund
Expiring in:	2010	$(1,720,156)	$-
2011		(100,824)	-
2012		(1,246,393)	-
2013		(323,400)	-
2014		(1,409,903)	-
2015		(1,009,874)	-
2016		(652,905)	-
		$(6,463,455)	$-

        At May 31, 2009, the AMIDEX35 TM Israel Mutual Fund had available for federal income tax purposes unused capital loss carryforwards of $6,463,455, which are available for offset against future capital gains, the use of a portion of which is limited by IRS regulations.  To the extent this loss carryforward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

6.	CONCENTRATION OF RISK

The AMIDEX35TM Israel Mutual Fund invests exclusively in common stock of Israeli companies.  Investing in companies from one geographic region may pose additional risks inherent to a region's economical and political situation.

A large portion of investments held by AMIDEX35TM Israel Mutual Fund are considered investments in the technology sector of the market.  All investments in common stock held by AMIDEXTM Cancer Innovations & Healthcare Fund are identified as belonging to the healthcare sector of the market.  Investing in a single market sector may be riskier than investing in a variety of market sectors.

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of November 30, 2009, AMERITRADE, Inc. and Merrill Lynch Pierce, Fenner & Smith, Inc. held 28.12% and 29.01%, respectively, of AMIDEX35TM Israel Mutual Fund Class A shares in omnibus accounts for the sole benefit of their customers.  As of November 30, 2009, Merrill Lynch Pierce, Fenner & Smith, Inc. held 43.43% of AMIDEX35TM Israel Mutual Fund Class C shares in an omnibus account for the sole benefit of their customers.

As of November 30, 2009, Merrill Lynch Pierce, Fenner & Smith, Inc. held 49.69% of AMIDEXTM Cancer Innovations & Healthcare Fund Class A shares in an omnibus account for the sole benefit of their customers.

8.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Company may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications.  The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

9.	SUBSEQUENT EVENTS

On December 28, 2009, the AMIDEXTM Cancer Innovations & Healthcare Fund declared a long-term capital gain distribution of $60,973 ($0.540709 per share), which was payable on December 29, 2009.

Subsequent Events—In accordance with GAAP, management has evaluated subsequent events through January 20, 2010, the date that the financial statements were issued, and determined there were no material subsequent events.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

Additional Information (Unaudited)

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-876-3566; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-888-876-3566; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information – The Funds are required to advise you within 60 days of the Funds’ fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.

Tax information is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2010 to determine the calendar year amounts to be included on their 2009 tax returns.  Shareholders should consult their own tax advisors.

APPROVAL OF AMENDMENT AND RENEWAL OF INVESTMENT ADVISORY AND SERVICE AGREEMENT

A Special Meeting was held by the AMIDEXTM Funds, Inc. Board of Directors (the "Board" or "Directors") on September 16, 2009, called for the purpose of considering the renewal of the contracts between Index Investments, LLC ("II" or "Adviser") and the AMIDEX35TM Israel Mutual Fund (the "Israel Fund") and the AMIDEXTM Cancer Innovations & Healthcare Fund (the "Cancer Fund") (each a "Fund" and collectively the "Funds").  The meeting was attended in person by all Independent Directors and by the Chairman, Cliff Goldstein.  The Board, and by separate vote, the Independent Directors, unanimously took the following action:

The Funds’ Board of Directors has approved the renewal of the Funds’ Investment Advisory and Service Agreement and Administrative Agreement (the "Agreement") with II for an additional one-year term through September 21, 2010. Due to the small size of the Board, the full Board acted as the Funds’ Contracts Committee and was comprised of all of the Board's Independent Directors. In considering approval of the Agreement, the Directors reviewed a variety of materials relating to the Funds and the Adviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a "Peer Group"), performance information for a benchmark index for the Funds (each, a "Fund Benchmark") and other information regarding the nature, extent and quality of the services provided by the Adviser, including performance, fee and expense information regarding each Fund provided to the Directors on a quarterly basis throughout the year.

The Independent Directors are continuously in the process of reviewing information and considering approval of the Agreement. Prior to acting on the matter, the Independent Directors met with management to discuss responses to questions raised during the process. In addition, the Independent Directors received counsel from their independent legal counsel discussing the legal standards applicable to their consideration of the Agreement.

In considering the nature, extent and quality of the services provided by the Adviser, the Directors reviewed information relating to the Adviser's operations and personnel. Among other things, the Adviser provided biographical information on its professional staff and descriptions of its organizational and management structure. In the course of their deliberations the Directors evaluated, among other things, information relating to the investment philosophy, strategies and techniques used in managing the Funds, the  qualifications and experience of the Adviser's investment personnel, the Adviser's compliance programs and the financial and non-financial resources available to provide services  required under the Agreement.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

Additional Information (Unaudited)

In considering the reasonableness of the fee payable to the Adviser for managing the Funds, the Directors reviewed, among other things, financial statements of the Adviser  and an analysis of the profitability to the Adviser and its affiliates of their relationship with the Funds over various time periods, which analysis identified all revenues and other benefits received by the Adviser and its affiliates from managing the Funds, the costs associated with providing such services and the resulting profitability to the Adviser and its affiliates from these relationships on a Fund-by-Fund basis and as a group of Funds (the "Fund Family"). The Directors considered the current and anticipated asset levels of the Funds and the willingness of the Adviser to waive fees and pay expenses of the Funds from time to time to limit the total expenses of the Funds. The Directors concluded that the profitability to the Adviser and its affiliates from their relationship with the Funds is not excessive and that the Adviser is not realizing material benefits from economies of scale that would warrant adjustments to the fees for the Funds at this time. The Directors concluded that, in light of the nature, extent and quality of the services provided by the Adviser and the levels of profitability associated with providing these services, the fees charged by the Adviser under the Agreement to each Fund are reasonable.

The Directors concluded that the overall performance of the Funds has been satisfactory.  In determining that the fees charged by the Adviser are reasonable, the Directors noted that, although the Funds’ management fees and total expenses are high, such fees and expenses are within the range of fees and expenses of the Peer Group and consistent with reasonable expectations in light of the size of the Funds and the nature, quality and extent of the services provided by the Adviser.

Based on all of the above-mentioned factors and related conclusions, with no single  factor or conclusion being determinative and with each Director not necessarily  attributing the same weight to each factor,  the Directors concluded that approval of the Agreement would be in the interests of the Funds and their shareholders. Accordingly, on September 16th, 2009, the Directors, including all of the Independent Directors, voted to approve continuation of the Agreement with respect to the Fund.

1. Information Received

The current Adviser, II, was approved directly by a vote of the shareholders in 2003.  Since then, the Board, during its regular and special meetings, has received a wide variety of materials relating to the services provided by II, including reports on the Funds’ investment results; portfolio composition; portfolio trading practices; policies and procedures, and other information relating to the nature, extent and quality of services provided by II to the Funds. In addition, the Board has requested and reviewed supplementary information that includes extensive materials regarding the Fund's investment results, advisory fee and expense comparisons, financial and profitability information regarding II, resources and facilities, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the Funds.

Review process – Throughout the year, the Board received assistance and advice regarding legal and industry standards from independent counsel to the Independent Directors.  The committee discussed the renewal and amendment of the Agreement with II representatives and in a private session at which no representatives of II were present.  In deciding to recommend the renewal and amendment of the Agreement, the Board did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

2. Nature, extent and quality of services

II, its personnel and its resources—The Board considered the depth and quality of II's investment management  process, including its  research capabilities; the experience, capability and integrity of its senior management personnel, all of whom have been performing similar functions for the Funds for over 10 consecutive years; the low turnover  rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure  to address the recent  growth in assets under management. The Board also considered that II made available a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. They considered II's commitment to investing in information technology supporting investment management and compliance.  The Board considered II’s creativity in responding to difficult situations, and considered the commitment of II personnel to finding alternatives and options that allow the Funds to maintain their goals despite relatively low assets under management.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

Additional Information (Unaudited)

Other services—The Board considered II's policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Directors informed; and its attention to matters that may involve conflicts of interest with the Funds. The Board specifically noted II’s commitment to continuing a complete prohibition on trading of portfolio stocks by II access personnel.  The Board also considered the nature, extent, quality and cost of administration, distribution and shareholder services provided by II to the Funds under the Agreement and other agreements facilitated and coordinated by II, including the administrative, legal, and fund accounting and treasury functions.

The Board concluded that the nature, extent and quality of the services provided by II has benefited and will continue to benefit the Funds and their shareholders.

3. Investment performance

The Board considered the Funds’ unique designs and compositions, index methodologies and the investment results of the Funds in light of these compositions and objectives. They compared the Israel Fund's total returns with the other foreign funds and indices, and other Israel specific investment funds. They compared the Cancer Fund’s performance to other healthcare funds and the healthcare indices.  The Board noted that both of the Funds achieved investment results approximating their respective indices, and that II had maintained an acceptable correlation between the Funds’ portfolios and their respective indices.  The Board considered both Funds in comparison to the one, three and five-year periods ended May 31, 2009. As further confirmation of the Funds’ commitment to tracking their respective indices, the Board also observed that, for the one, three and five year periods ending on May 31, 2009, both Funds ranked in the top thirty percent of their respective categories, despite relatively small asset bases. The Board concluded that II's performance record in managing the Funds indicates that its continued management will benefit the Funds and their shareholders.

4. Advisory fees and total expenses

The Board reviewed the advisory fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average fee and expense levels of other funds. The Board observed that the Funds’ advisory fees have not increased in the last two years, and no increase was proposed for the current year.  The advisory fee itself is within the range of fees generally charged by foreign fund advisers and specialty fund advisers.  Total expenses of the Funds (each as a percentage of average net assets) were above the median expense levels of the other funds in both categories.  The Board noted that the small asset levels, coupled with increasing regulatory and related expenses, prevented realistic comparisons with other funds.  The Board and the committee concluded that given the very small asset levels of the Funds, it would be impossible for any adviser to operate the Funds at average cost levels, and that II had done an admirable job in keeping fees at the lowest possible levels consistent with the small asset levels and compliance with shareholder service and regulatory standards.  The Board was periodically updated by II on its repeated efforts to find other advisors or other platforms that might allow for more cost effective operation of such small funds.  The Board concluded that although Fund expenses were higher than category averages, such expenses were justified and unavoidable given the complex regulatory requirements, the unique composition of the Funds, and most importantly, the very small levels of assets under management.  The Board concluded that the fees charged by II for management of the portfolios were consistent with fees charged by comparable funds, but that total expense ratios were unavoidably higher than average due to small levels of assets under management.  Further, the Board considered that II’s total revenue, due to the limited assets under management, was quite limited, and it would be unlikely to find another competent and capable adviser willing to advise the Funds for so limited an amount of revenue.  Hence, the Board concluded that continued contracting with II is in the best interests of the shareholders.

5. Adviser costs, level of profits and economies of scale

The Board reviewed information regarding II's costs of providing services to the Funds, as well as the resulting level of profits to II, noting that those costs were high due primarily to the low asset levels of the Funds.  The Board received information during the past year regarding the structure and manner in which II's investment professionals were compensated and II's view of the relationship of such compensation to the attraction and retention of quality personnel.  The Board considered II's need to invest in technology, infrastructure and staff to reinforce and offer services and to accommodate changing regulatory requirements. The Board noted that II personnel have often gone for long periods of time with no pay or with pay substantially lower than industry averages, in order to allow for the continued operation of the Funds.  The Board concluded that the Funds’ cost structure was reasonable and that II was sharing economies of scale with the Funds and their shareholders, to their benefit.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

Additional Information (Unaudited)

6. Ancillary benefits

The Board and the committee considered a variety of other benefits received by II and its affiliates as a result of II's relationship with the Funds and with other entities and organizations, including fees for administrative services provided to certain share classes; fees paid to II's transfer agent; sales charges and distribution fees received and retained by the Funds’ principal underwriter, and possible ancillary benefits due to II's affiliates. The Board reviewed II's portfolio trading practices, noting that II does not obtain third-party research or other services in return for allocating brokerage to any broker-dealers.  The Board noted that II does not participate in any ‘soft-dollar’ relationships in exchange for research or brokerage services.  The Board considered that with regard to the Israel Fund, the principals of II have developed exceptional exposure and reputations as leading spokespersons on Israel stock investments, and hence, add great value to the Fund in terms of marketing opportunities and credibility.

7. Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the Agreement is fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to II by the Funds, and that the amendment and renewal of the Agreement was in the best interests of the Funds and their shareholders.

Moreover, the Board was apprised of the history of the efforts by II personnel this past year and for several previous years to find alternative advisors able and willing to continue to meet the investment goals of the Funds at similar management fee levels.  Although some advisors expressed interest in doing so, none proved to be financially capable of continuing uninterrupted operations of the Funds with such small amounts of assets under management.  On two prior occasions, advisors attempted to do so but failed.  The Board was satisfied with the accomplishments of II during the six years since II was elected by the shareholders as advisor to the Funds, and concluded that it was in the best interests of the shareholders to continue the relationship.

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in the semi annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMIDEX Funds, Inc.

By Clifford A. Goldstein	/s/ Clifford A. Goldstein
President
Date: January 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Clifford A. Goldstein	/s/ Clifford A. Goldstein
President
Date: January 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Larry E. Beaver, Jr.	/s/ Larry E. Beaver, Jr.
Chief Accounting Officer
Date: January 26, 2010